Fees Summary	Feb. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,000,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	2,762,000.00
Total Offset Amount	0.00
Net Fee	2,762,000.00
Narrative - Max Aggregate Offering Price	$ 20,000,000,000.00
Final Prospectus	true